GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 126,394	$ 117,416
Property and equipment, net	8,611		$ 10,918
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	91,749	89,896
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	30,475	24,373
Property and equipment, net	515		500
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	4,170	$ 3,147
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	6,165		7,873
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,931		$ 2,545